Note 9 - Equity Method Investments (Details Textual) $ in Thousands, shares in Millions		6 Months Ended		12 Months Ended
	Nov. 12, 2018 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Number of Jointly Owned Companies	5	13
Income (Loss) from Equity Method Investments, Total		$ 4,299	$ 5,199
York [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	7.6
Excess Amount of Acquisition	$ 5,171
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	40.00%
Marchant Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments		55
Horton Maritime Co. [Member] | Costamare Ventures [Member]
Proceeds from Dividends Received		$ 1,360
Steadman Maritime Co., Horton Maritime Co. and Marchant Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments				$ 1,524
Proceeds from Dividends Received				1,107
Kemp Maritime Co. and Hyde Maritime Co. [Member] | Costamare Ventures [Member]
Proceeds from Dividends Received				735
Ainsley Maritime Co. and Ambrose Maritime Co. [Member] | Costamare Ventures [Member]
Proceeds from Dividends Received				1,000
Benedict, Bertrand, Beardmore, Schofield, and Fairbank Maritime Co. [Member]
Proceeds from Dividends Received				8,000
Goodway Maritime Co. [Member]
Proceeds from Dividends Received				735
Platt Maritime Co. and Sykes Maritime Co. [Member]
Payments to Acquire Equity Method Investments				$ 4,875